Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV - Reinsurance
SCHEDULE IV - REINSURANCE
For the Twelve Months Ended December 31, 2024, 2023 and 2022
Premiums Written

	Direct	Assumed	Ceded	Net Amount

	($ in millions)
2024	$2,723.5	$1,885.8	$(1,666.7)	$2,942.6
2023	$2,446.6	$1,521.0	$(1,385.7)	$2,581.9
2022	$2,531.7	$1,807.0	$(1,442.7)	$2,896.0

Premiums Earned

	Gross Amount	Assumed From Other Companies	Ceded to Other Companies	Net Amount	Percentage of Amount Assumed to Net Amount

	($ in millions, except for percentages)
2024	$2,565.7	$1,822.1	$(1,498.1)	$2,889.7	63.1%
2023	$2,444.8	$1,562.0	$(1,392.3)	$2,614.5	59.7%
2022	$2,370.8	$1,617.2	$(1,299.3)	$2,688.7	60.1%